Commitments and Contingencies	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

In order to maintain rights of tenure to exploration permits, the Group has certain obligations to perform minimum exploration work and expend minimum amounts of money. The Group’s exploration licence tenements are renewable on an annual basis at various renewal dates throughout the year and the amount of each expenditure covenant is set by the relevant state’s Minister at the time of each renewal grant.

The Group’s exploration commitments are related to the Group’s exploration tenements and are detailed below:

	2026 A$	2025 A$
Within one year	31,937	505,266

Within two years to five years	56,666	397,634
	88,603	902,900

There are no specific exploration commitments for exploration claims in the USA.

14.	COMMITMENTS AND CONTINGENCIES

In order to maintain rights of tenure to exploration permits, the Group has certain obligations to perform minimum exploration work and expend minimum amounts of money. The Group’s exploration licence tenements are renewable on an annual basis at various renewal dates throughout the year and the amount of each expenditure covenant is set by the relevant state’s Minister at the time of each renewal grant.

The Group’s exploration commitments are related to the Group’s exploration tenements and are detailed below:

	2025 $	2024 $
Within one year	505,266	40,071

Within two years to five years	397,634	2,078,000

	902,900	2,118,071